BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (Town Square Financial [Member], USD $)	1 Months Ended
Mar. 18, 2014
Town Square Financial [Member]
Business Acquisition [Line Items]
Goodwill acquired	$ 624,000
Acquisition date	Mar. 18, 2014